Expense Example	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 10 Years
USD ($)	406	578	765	1,306	260	496	855	1,666	58	183	318	714	414	621	846	1,491	268	539	935	1,846	66	228	403	910	389	560	745	1,280	243	477	835	1,641	41	163	297	686	389	653	937	1,746	243	572	1,027	2,094	41	261	498	1,181	389	533	689	1,141	243	449	779	1,506	41	135	238	539	406	578	765	1,306	260	496	855	1,666	58	183	318	714